Income Taxes - Schedule of Reconciliation of Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019
Income tax expense	$ 4,053	$ 852	$ 7,412	$ 3,064	$ 16,070	$ 8,555
People's Republic of China [Member]
PRC statutory tax rate	25.00%	25.00%	25.00%	25.00%	25.00%	25.00%
Computed expected expenses	$ (864,118)	$ (80,268)	$ (812,304)	$ (171,552)	$ (241,137)	$ (171,444)
Temporary differences	829,401	10,370	725,469	9,086	(15,205)	19,291
Change in valuation allowance	38,770	70,750	94,247	165,530	268,680	160,708
Income tax expense	$ 4,053	$ 852	$ 7,412	$ 3,064	$ 16,070	$ 8,555